PARTICIPATION AND BENEFITS (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Minimum election	1.00%
Maximum annual compensation percentage	75.00%
Automatic deferral rate	6.00%
Matching percentage	50.00%
Participant compensation matched, percentage	6.00%
Involuntary cash-out limit	$ 1,000
Minimum borrowing	1,000
Maximum borrowing	$ 50,000
Maximum account borrowing	50.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	15 years
Minimum
EBP, Description of Plan [Line Items]
Interest rates	4.25%
Maximum
EBP, Description of Plan [Line Items]
Interest rates	9.50%